LIENS, GUARANTEES AND COMMITMENTS (Narrative) (Details) $ in Millions	Dec. 31, 2024 USD ($)
Another Israeli Bank
Disclosure of contingent liabilities [line items]
Lien amount for bank guarantee	$ 17